12. Subsequent Events (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
12. Subsequent Events

Note 13 Subsequent Events

The Company has evaluated for subsequent events between the balance sheet date of December 31, 2013 and July 14, 2014, the date the financial statements were available to be issued and concluded that the events or transactions occurring during that period requiring recognition or disclosure have been made.

(A) Convertible Debt

On May 8, 2014, the Company executed convertible notes totaling $1,400,000.  The notes mature on May 8, 2016 and bear an interest rate of 12%.    The conversion price is $0.25/share. In connection with this raise, the Company also issued 3,640,000, three year warrants exercisable at $0.375/share.

On June 25, 2014, the Company executed convertible notes totaling $870,100.  The notes mature on June 25, 2016 and bear an interest rate of 12%.    The conversion price is $0.25/share. In connection with this raise, the Company also issued 1,750,100, three year warrants exercisable at $0.375/share.

In connection with the issuance of these convertible notes and warrants, the Company identified related embedded conversion features in the form ratchet provisions, which are accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions or the exercise of the warrants.

(B) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

The minimum rent obligations are approximately as follows:

2014	$81,000
2015	83,000
2016	86,000
2017	22,000
Total	$272,000

Note 12 Subsequent Events

The Company has evaluated for subsequent events between the balance sheet date of December 31, 2013 and September 15, 2014, the date the financial statements were available to be issued and concluded that the events or transactions occurring during that period requiring recognition or disclosure have been made.